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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21558


                      Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

            Pioneer Short Term Income Fund
            Schedule of Investments  5/31/06 (unaudited)

Principal
 Amount                                                            Value
            ASSET BACKED SECURITIES - 0.7 %
            Banks - 0.1 %
            Thrifts & Mortgage Finance - 0.1 %
 $42,298    Greenpoint Mortgage Funding Trust, Floating Rate N$        42,299
 237,493    Nissan Auto Receivables Owner Trust, 2.7%, 12/17/07       235,838
                                                              $       278,137
            Total Banks                                       $       278,137

            Diversified Financials - 0.5 %
            Diversified Financial Services - 0.3 %
 405,961    Power Receivables Finance, 6.29%, 1/1/12 (144A)   $       405,603
 200,000    Volkswagon Auto Loan Trust, 2.94%, 3/22/10                195,640
                                                              $       601,243
            Specialized Finance - 0.1 %
 250,000    MBNA Credit Card Master, Floating Rate Note, 10/15$       237,932
            Total Diversified Financials                      $       839,175

            Utilities - 0.0 %
            Multi-Utilities - -0.0 %
  53,331    PERF 2005-1 A1, 3.32%, 9/25/08                    $        53,196
            Total Utilities                                   $        53,196

            Government - 0.1 %
 185,000    DB Master Finance LLC, 8.285%, 6/20/31 (144A)     $       185,925
            Total Government                                  $       185,925
            TOTAL ASSET BACKED SECURITIES
            (Cost   $1,363,733)                               $     1,356,433

            COLLATERALIZED MORTGAGE OBLIGATIONS - 6.1 %
            Government - 6.1 %
 314,881    Federal Home Loan Mortgage Corp., 3.75%, 1/15/11  $       313,776
  51,514    Federal Home Loan Mortgage Corp., 6.0%, 6/15/23            51,550
 147,680    Federal Home Loan Bank, 4.0%, 12/15/12                    139,368
  84,731    Federal Home Loan Bank, 4.5%, 6/15/14                      83,040
 211,059    Federal Home Loan Bank, 4.84%, 1/25/12                    213,381
1,345,471   Federal Home Loan Bank, 5.0%, 8/15/23                   1,331,913
 482,670    Federal Home Loan Bank, 5.5%, 6/15/32                     474,111
 482,670    Federal Home Loan Bank, 6.0%, 6/15/32                     481,421
 911,957    Federal Home Loan Bank, 6.1%, 9/15/18                     909,169
  45,476    Federal Home Loan Mortgage Corp., 3.0%, 8/15/09            45,265
  87,061    Federal Home Loan Mortgage Corp., 3.5%, 12/15/10           86,250
 442,949    Federal Home Loan Mortgage Corp., 4.0%, 12/15/16          426,661
  63,533    Federal Home Loan Mortgage Corp., 4.0%, 3/15/11            63,308
 133,960    Federal Home Loan Mortgage Corp., 4.0%, 4/15/21           132,855
 144,151    Federal Home Loan Mortgage Corp., 4.0%, 4/15/22           138,964
 115,312    Federal Home Loan Mortgage Corp., 4.5%, 11/15/09          114,735
 452,476    Federal Home Loan Mortgage Corp., 5.125%, 12/15/13        442,451
 974,450    Federal Home Loan Mortgage Corp., 5.5%, 12/15/18          956,943
 250,000    Federal Home Loan Mortgage Corp., 5.5%, 7/15/17           249,755
 600,000    Federal Home Loan Mortgage Corp., 5.875%, 5/15/16         596,829
 521,110    Federal National Mortgage Association, 4.0%, 11/25/       507,648
 380,313    Federal National Mortgage Association, 4.0%, 12/25/       376,837
 161,953    Federal National Mortgage Association, 4.5%, 3/25/1       158,782
1,070,859   Federal National Mortgage Association, 5.0%, 8/25/1     1,061,450
  46,847    Federal National Mortgage Association, 6.0%, 3/25/3        46,708
1,875,283   Federal Home Loan Mortgage Association, 6.0%, 4/25/     1,853,835
                                                              $    11,257,005
            Total Government                                  $    11,257,005
            (Cost   $11,405,405)                              $    11,257,005

            CORPORATE BONDS - 28.7 %
            Energy - 1.2 %
            Integrated Oil & Gas - 0.1 %
 250,000    Occcidental Petroleum, 4.0%, 11/30/07             $       244,751
            Oil & Gas Equipment And Services - 0.3 %
 200,000    Cooper Cameron Corp., 2.65%, 4/15/07              $       194,199
1,500,000   Sevan Marine, 9.0%, 3/31/08                               256,204
                                                              $       450,403
            Oil & Gas Exploration & Production - 0.1 %
 225,000    Ocean Energy, Inc., 4.375%, 10/1/07               $       221,443
            Oil & Gas Refining & Marketing - 0.7 %
 300,000    Enterprise Products, 4.0%, 10/15/07               $       292,478
1,000,000   Semco Energy, Inc., 7.125%, 5/15/08                       998,742
                                                              $     1,291,220
            Total Energy                                      $     2,207,817

            Materials - 0.3 %
            Diversified Chemical - 0.1 %
 200,000    ICI Wilmington, 4.375%, 12/1/08                   $       193,260
            Paper Packaging - 0.2 %
  62,000    Abitibi-Consolidated, Inc., 6.95%, 12/15/06       $        62,310
 300,000    Sealed Air Corp., 5.375%, 4/15/08 (144A)                  297,823
                                                              $       360,133
            Total Materials                                   $       553,393

            Capital Goods - 3.0 %
            Aerospace & Defense - 0.6 %
 200,000    Bombardier Capital, Inc., 6.125%, 6/29/06 (144A)  $       200,000
1,000,000   United Technologies Corp., 4.875%, 11/1/06                998,014
                                                              $     1,198,014
            Building Products - 0.1 %
 100,000    Builders Firstsource, Inc., Floating Rate Note, 2/$       103,000
            Construction & Farm Machinery & Heavy Trucks - 0.9 %
1,000,000   Caterpillar Financial Services Corp., 2.5%, 10/3/0$       990,607
 500,000    Caterpillar Financial Services Corp., 3.1%, 5/15/07       489,028
 225,000    Caterpillar Financial Services Corp., 3.8%, 2/8/08        219,125
                                                              $     1,698,760
            Industrial Conglomerates - 1.4 %
2,000,000   General Electric Capital Corp. 3.75%, 12/15/09    $     1,886,632
 250,000    General Electric Corp., 4.0%, 6/15/09                     239,863
 500,000    General Electric Corp., 4.125%, 3/4/08                    489,221
                                                              $     2,615,716
            Total Capital Goods                               $     5,615,490

            Commercial Services & Supplies - 0.5 %
            Commercial Printing - 0.5 %
1,000,000   Donnelley RR & Sons Co., 5.0%, 11/15/06           $       995,445
            Total Commercial Services & Supplies              $       995,445

            Transportation - 0.1 %
            Airlines - 0.1 %
 200,000    Southwest Airlines Co., 5.496%, 11/1/06           $       200,121
            Total Transportation                              $       200,121

            Automobiles & Components - 0.4 %
            Automobile Manufacturers - 0.1 %
 250,000    Hyundai Motor Co., Ltd., 5.3%, 12/19/08 (144A)    $       245,830
            Tires & Rubber - 0.3 %
 550,000    Goodyear Tire & Rubber, 8.5%, 3/15/07             $       554,125
            Total Automobiles & Components                    $       799,955

            Consumer Durables & Apparel - 0.6 %
            Home Furnishings - 0.4 %
 750,000    Mohawk Industries, Inc., 5.75%, 1/15/11           $       738,647
            Homebuilding - 0.1 %
 250,000    Centex Corp., 4.75%, 1/15/08                      $       245,581
            Household Appliances - 0.1 %
 200,000    Stanley Works, 3.5%, 11/1/07                      $       194,582
            Total Consumer Durables & Apparel                 $     1,178,810

            Consumer Services - 1.2 %
            Hotels, Resorts & Cruise Lines - 0.1 %
 225,000    Carnival Corp, 3.75%, 11/15/07                    $       218,964
            Restaurants - 1.1 %
2,000,000   McDonalds Corp., 3.875%, 8/15/07                  $     1,958,882
            Total Consumer Services                           $     2,177,846

            Media - 1.1 %
            Broadcasting & Cable TV - 1.0 %
 300,000    Cox Enterprises, 4.375%, 5/1/08 (144A)            $       290,729
1,500,000   Univision Communication, Inc., 2.875%, 10/15/06         1,484,807
                                                              $     1,775,536
            Movies & Entertainment - 0.1 %
 285,000    Walt Disney Co., 5.375%, 6/01/07                  $       284,824
            Total Media                                       $     2,060,360

            Retailing - 0.4 %
            General Merchandise Stores - 0.4 %
 800,000    Target Corp., 3.375%, 3/1/08                      $       772,704
            Total Retailing                                   $       772,704

            Food & Drug Retailing - 0.7 %
            Food Distributors - 0.7 %
 200,000    Cadbury Schweppes US Financial, 3.875%, 10/1/08 (1$       192,208
1,115,000   Sysco Corp., 7.25%, 4/15/2007                           1,131,509
                                                              $     1,323,717
            Total Food & Drug Retailing                       $     1,323,717

            Food Beverage & Tobacco - 1.3 %
            Brewers - 0.1 %
 250,000    Miller Brewing Co., 4.25%, 8/15/2008 (144A)       $       242,582
            Soft Drinks - 1.2 %
1,150,000   Diageo Finance, 3.0%, 12/15/06                    $     1,135,901
1,000,000   Diageo Plc, 3.5%, 11/19/07                                971,329
                                                              $     2,107,230
            Total Food Beverage & Tobacco                     $     2,349,812

            Household & Personal Products - 1.0 %
            Household Products - 0.5 %
1,000,000   Procter & Gamble Co., 3.5%, 12/15/08              $       953,226
            Personal Products - 0.5 %
1,000,000   Gillette Co., 2.5%, 6/1/08                        $       945,275
            Total Household & Personal Products               $     1,898,501

            Health Care Equipment & Services - 1.7 %
            Health Care Equipment - 0.5 %
1,000,000   Becton Dickinson & Co., 7.150%, 10/1/09           $     1,047,404
            Health Care Facilities - 0.1 %
 145,000    HCA, Inc., 7.00%, 07/01/07                        $       146,388
            Managed Health Care - 1.1 %
1,035,000   United Health Group, 3.375%, 8/15/07              $     1,009,609
1,000,000   United Health Group, 5.2%, 1/17/07                        998,466
                                                              $     2,008,075
            Total Health Care Equipment & Services            $     3,201,867

            Pharmaceuticals & Biotechnology - 0.6 %
            Pharmaceuticals - 0.6 %
1,100,000   Glaxosmithline Capital Plc, 2.375%, 4/16/07       $     1,070,672
            Total Pharmaceuticals & Biotechnology             $     1,070,672

            Banks - 2.4 %
            Diversified Banks - 0.4 %
 500,000    First Tennessee Bank, 5.316%, 12/8/08             $       494,778
 300,000    Popular North America, Inc., 3.875%, 10/1/08              287,514
                                                              $       782,292
            Regional Banks - 1.8 %
2,000,000   Keycorp, 2.75%, 2/27/07                           $     1,954,708
1,000,000   Suntrust Banks, Inc., 6.25%, 6/1/08                     1,012,442
 510,000    Suntrust Banks, Inc., 6.9%, 7/1/07                        514,592
                                                              $     3,481,742
            Thrifts & Mortgage Finance - 0.2 %
 300,000    Fannie Mae, 3.04%, 4/27/07                        $       293,857
 200,000    Fannie Mae Floating Rate Note, 7/26/06                    199,472
                                                              $       493,329
            Total Banks                                       $     4,757,363

            Diversified Financials - 3.5 %
            Asset Management & Custody Banks - 0.5 %
1,000,000   Bank of New York, 3.9%, 9/1/07                    $       981,500
            Consumer Finance - 0.4 %
 100,000    Household Finance Corp., Floating Rate Note, 8/15/$       100,151
 500,000    Household Finance Corp., 4.125%, 11/16/09                 476,572
 100,000    SLM Corp., Floating Rate Note, 12/15/08                   100,078
                                                              $       676,801
            Other Diversified Finance Services - 2.5 %
 250,000    Citigroup, Inc., Floating Rate Note, 3/16/12      $       250,062
  50,000    Ford Motor Credit Co., 4.95%, 1/15/08                      46,869
 145,000    General Motors Acceptance Corp., 4.5%, 7/15/06            144,680
 200,000    John Deere Capital Corp., 3.875%, 3/7/07                  197,750
2,000,000   Premium Asset, 3.81%,10/8/09 (144A)                     2,001,154
1,000,000   SLM Corp., Floating Rate Note, 2/1/10                     962,130
1,000,000   USAA Cap Corp., 4.0%, 12/10/07                            977,925
                                                              $     4,580,570
            Specialized Finance - 0.1 %
 250,000    CIT Group, Inc., 3.65%, 11/23/07                  $       243,413
            Total Diversified Financials                      $     6,482,284

            Insurance - 4.7 %
            Life & Health Insurance - 1.0 %
2,000,000   Protective Life, 4.0%, 10/7/09                    $     1,922,024
            Property & Casualty Insurance - 3.7 %
3,000,000   Berkshire Hathway, Inc., 3.375%, 10/15/08         $     2,868,291
2,000,000   Nationwide Life, 2.75%, 5/15/07                         1,944,206
1,000,000   Pacific Life, 3.75%, 1/15/09 (144A)                       962,718
1,000,000   St. Paul Travelers, 5.75%, 3/15/07                      1,001,799
                                                              $     6,777,014
            Total Insurance                                   $     8,699,038

            Real Estate - 0.2 %
            Real Estate Investment Trust - 0.2 %
 315,000    Crescent Real Estate, 7.5%, 9/15/07               $       318,150
            Total Real Estate                                 $       318,150

            Technology Hardware & Equipment - 0.7 %
            Computer Hardware - 0.7 %
 200,000    Hewlett-Pack Co., 3.625%, 3/15/08                 $       193,612
1,000,000   IBM Corp., 3.8%, 2/1/08                                   974,721
                                                              $     1,168,333
            Technology Distributors - 0.0 %
  50,000    Arrow Electronics, Inc., 7.0%, 1/15/07            $        50,421
            Total Technology Hardware & Equipment             $     1,218,754

            Semiconductors - 0.4 %
            Semiconductors - 0.4 %
 750,000    Chartered Semiconductor, 5.75%, 8/3/10            $       734,710
            Total Semiconductors                              $       734,710

            Telecommunication Services - 1.4 %
            Integrated Telecom Services - 1.4 %
  70,000    AT&T Corp., 6.5%, 11/15/06                        $        70,292
  60,000    AT&T Corp., 7.5%, 6/1/06                                   60,000
2,000,000   GTE California, Inc., 7.65%, 3/15/07                    2,029,198
 250,000    Telecom Italia Capital, 4.0%, 11/15/08                    240,532
 150,000    Telecom Italia Capital, 4.875%, 10/1/10                   144,186
                                                              $     2,544,208
            Wireless Telecommunication Services - 0.0 %
  50,000    Cingular Wireless LLC, 5.625%, 12/15/06           $        50,047
            Total Telecommunication Services                  $     2,594,255

            Utilities - 1.2 %
            Electric Utilities - 0.8 %
1,000,000   Alabama Power Co., 2.8%, 12/1/06                  $       987,199
 500,000    Entergy Gulf States, 3.6%, 6/1/08                         479,324
 100,000    Northern States Power, 2.875%, 8/1/06                      99,604
                                                              $     1,566,127
            Gas Utilities - 0.1 %
 200,000    Panhandle Eastern Pipeline, 2.75%, 03/15/07       $       195,582
            Multi-Utilities - 0.3 %
 500,000    Consolidated Edison, Inc., 3.625%, 8/1/08         $       481,287
            Total Utilities                                   $     2,242,996

            Total Corporate Bonds
            (Cost   $54,682,554)                              $    53,454,060

            U.S. GOVERNMENT AGENCY OBLIGATIONS - 63.3 %
1,000,000   Federal Farm Credit Bank, 2.7%, 11/24/06          $       987,465
3,500,000   Federal Home Loan Bank, 2.375%, 8/15/06                 3,479,774
 100,000    Federal Home Loan Bank, 3.1%, 12/15/06                     98,797
 300,000    Federal Home Loan Bank, 3.45%, 1/10/07                    296,574
 500,000    Federal Home Loan Bank, 3.8%, 1/16/07                     495,201
 250,000    Federal Home Loan Bank, 3.875%, 3/20/07                   247,123
 200,000    Federal Home Loan Bank, 4.0%, 6/13/07                     197,182
 250,000    Federal Home Loan Bank, 4.125%, 2/15/08                   244,968
 250,000    Federal Home Loan Bank, 4.14%, 12/28/07                   245,524
 250,000    Federal Home Loan Bank, 4.15%, 7/5/07                     246,840
1,000,000   Federal Home Loan Bank, 4.25%, 4/16/07                    990,581
1,000,000   Federal Home Loan Bank, 4.375%, 10/3/08                   978,742
 750,000    Federal Home Loan Bank, 4.43%, 4/7/08                     738,265
 300,000    Federal Home Loan Bank, 4.51%, 8/25/08                    294,878
 250,000    Federal Home Loan Bank, 4.57%, 10/17/08                   245,808
1,500,000   Federal Home Loan Bank, 4.625%, 10/24/07                1,483,874
 250,000    Federal Home Loan Bank, 4.875%, 8/16/10                   245,305
 500,000    Federal Home Loan Bank, 5.0%, 1/23/09                     494,952
2,500,000   Federal Home Loan Bank, 5.0%, 10/27/08                  2,469,135
 500,000    Federal Home Loan Bank, 5.0%, 11/23/07                    496,944
1,000,000   Federal Home Loan Bank, 5.125%, 11/1/10                   982,988
1,000,000   Federal Home Loan Bank, 5.25%, 3/2/09                     994,078
 500,000    Federal Home Loan Bank, 5.375%, 5/18/16                   495,711
1,000,000   Federal Home Loan Bank, 5.625%, 4/25/11                   995,895
 180,953    Federal Home Loan Mortgage Corp., 3.0%, 8/1/10            169,758
 100,000    Federal Home Loan Mortgage Corp., 3.0%, 9/29/06            99,263
 150,000    Federal Home Loan Mortgage Corp., 3.3%, 9/14/07           146,229
5,000,000   Federal Home Loan Mortgage Corp., 3.410%, 8/30/07       4,882,715
 250,000    Federal Home Loan Mortgage Corp., 3.625%, 2/15/08         243,117
 200,000    Federal Home Loan Mortgage Corp., 4.125%, 8/28/07         197,052
 250,000    Federal Home Loan Mortgage Corp., 4.125%, 9/27/06         249,107
 778,000    Federal Home Loan Mortgage Corp., 4.25%, 5/22/13          723,132
 250,000    Federal Home Loan Mortgage Corp., 4.375%, 7/30/09         243,093
1,000,000   Federal Home Loan Mortgage Corp., 4.5%, 10/11/07          988,835
  99,395    Federal Home Loan Mortgage Corp., 4.5%, 11/1/07            98,318
 248,764    Federal Home Loan Mortgage Corp., 4.5%, 3/1/08            243,867
 200,000    Federal Home Loan Mortgage Corp., 4.5%, 8/22/07           197,787
 532,004    Federal Home Loan Mortgage Corp., 4.5%, 9/1/09            519,257
1,034,766   Federal Home Loan Mortgage Corp., 4.5%, 9/1/12            996,393
2,000,000   Federal Home Loan Mortgage Corp., 4.625%, 8/15/08       1,970,862
1,350,000   Federal Home Loan Mortgage Corp., 4.9%, 11/3/08         1,331,375
2,000,000   Federal Home Loan Mortgage Corp., 5.0%, 10/18/10        1,957,262
 677,027    Federal Home Loan Mortgage Corp., 5.0%, 11/1/10           664,111
 120,429    Federal Home Loan Mortgage Corp., 5.0%, 12/1/08           118,740
1,000,000   Federal Home Loan Mortgage Corp., 5.0%, 12/27/07          994,243
 982,546    Federal Home Loan Mortgage Corp., 5.0%, 2/1/21            948,328
 722,419    Federal Home Loan Mortgage Corp., 5.0%, 9/1/11            707,133
1,000,000   Federal Home Loan Mortgage Corp., 5.2%, 2/22/10           989,897
1,000,000   Federal Home Loan Mortgage Corp., 5.25%, 2/24/11          987,795
1,500,000   Federal Home Loan Mortgage Corp., 5.3%, 11/17/10        1,479,197
 350,000    Federal Home Loan Mortgage Corp., 5.33%, 2/27/09          347,293
1,000,000   Federal Home Loan Mortgage Corp., 5.4%, 2/28/11           992,805
 169,759    Federal Home Loan Mortgage Corp., 5.5%, 12/1/08           169,108
  23,365    Federal Home Loan Mortgage Corp., 5.5%, 4/1/08             23,277
1,000,000   Federal Home Loan Mortgage Corp., 5.5%, 4/24/09           997,032
 114,202    Federal Home Loan Mortgage Corp., 5.5%, 9/1/08            113,764
1,000,000   Federal Home Loan Mortgage Corp., 5.6%, 4/25/11           995,894
  63,054    Federal Home Loan Mortgage Corp., 6.0%, 3/1/07             63,177
2,494,656   Federal Home Loan Mortgage Corp., 6.0%, 3/15/36         2,470,626
  84,400    Federal Home Loan Mortgage Corp., 6.5%, 12/1/07            85,070
 101,466    Federal Home Loan Mortgage Corp., 6.5%, 3/1/11            102,545
  71,959    Federal Home Loan Mortgage Corp., 6.5%, 6/1/17             73,042
 182,704    Federal Home Loan Mortgage Corp., 6.5%, 7/1/16            185,465
 500,000    Federal National Mortgage Association, 3.31%, 1/26/       493,452
 159,447    Federal National Mortgage Association, 3.5%, 5/25/1       156,531
 250,000    Federal National Mortgage Association, 3.55%, 1/30/       246,947
 500,000    Federal National Mortgage Association, 4.0%, 5/23/0       493,634
 300,000    Federal National Mortgage Association, 4.0%, 6/29/0       295,617
 250,000    Federal National Mortgage Association, 4.0%, 8/8/08       243,239
2,000,000   Federal National Mortgage Association, 4.2%, 8/1/07     1,974,244
 555,000    Federal National Mortgage Association, 4.375%, 6/21       534,819
2,000,000   Federal National Mortgage Association, 4.375%, 9/7/     1,975,066
 500,000    Federal National Mortgage Association, 4.4%, 7/28/0       490,643
1,500,000   Federal National Mortgage Association, 4.5%, 10/15/     1,473,575
 295,000    Federal National Mortgage Association, 4.5%, 10/25/       290,467
1,158,087   Federal National Mortgage Association, 4.5%, 12/25/     1,105,429
1,000,000   Federal National Mortgage Association, 4.5%, 12/25/       970,242
 500,000    Federal National Mortgage Association, 4.5%, 7/27/0       488,077
 250,000    Federal National Mortgage Association, 4.65%, 5/17/       243,748
 250,000    Federal National Mortgage Association, 4.7%, 7/28/1       243,811
 173,657    Federal National Mortgage Association, 5.0%, 10/1/0       170,805
 136,045    Federal National Mortgage Association, 5.0%, 3/1/09       133,811
 831,626    Federal National Mortgage Association, 5.0%, 7/1/15       809,825
1,500,000   Federal National Mortgage Association, 5.0%, 7/25/1     1,483,476
1,500,000   Federal National Mortgage Association, 5.1%, 1/18/1     1,473,005
1,000,000   Federal National Mortgage Association, 5.17%, 2/23/       993,038
 250,000    Federal National Mortgage Association, 5.2%, 11/8/1       246,406
1,000,000   Federal National Mortgage Association, 5.25%, 4/6/1       986,694
 500,000    Federal National Mortgage Association, 5.375%, 3/13       497,944
  58,921    Federal National Mortgage Association, 5.5%, 1/1/12        58,603
1,494,668   Federal National Mortgage Association, 5.5%, 11/1/3     1,440,475
 986,882    Federal National Mortgage Association, 5.5%, 12/1/3       951,100
  87,863    Federal National Mortgage Association, 5.5%, 9/1/07        87,870
2,000,000   Federal National Mortgage Association, 5.65%, 4/10/     1,982,672
1,000,000   Federal National Mortgage Association, 5.8%, 6/7/11       997,500
1,000,000   Federal National Mortgage Association, 6.0%, 11/24/       997,969
 738,765    Federal National Mortgage Association, 6.0%, 2/1/34       731,164
 487,426    Federal National Mortgage Association, 6.0%, 6/25/2       486,154
1,000,000   Federal National Mortgage Association, 6.07%, 5/12/     1,000,281
  79,877    Federal National Mortgage Association, 6.5%, 6/1/14        81,288
  56,486    Federal National Mortgage Association, 6.5%, 6/1/16        57,495
 151,542    Federal National Mortgage Association, 6.5%, 8/1/17       154,242
 119,802    Government National Mortgage Association, 6.0%, 5/2       120,402
 218,617    Government National Mortgage Association, 6.5%, 5/1       222,901
 242,484    Government National Mortgage Association, 6.5%, 7/1       246,923
 103,065    Government National Mortgage Association, 7.0%, 1/1       104,858
 109,201    Government National Mortgage Association, 7.0%, 11/       112,663
  25,320    Government National Mortgage Association, 7.5%, 4/1        25,909
  33,310    Government National Mortgage Association, 7.5%, 4/1        34,084
  22,155    Government National Mortgage Association, 7.5%, 6/1        22,670
  90,947    Government National Mortgage Association, 7.5%, 8/1        94,031
 113,490    Government National Mortgage Association, 8.0%, 11/       116,890
  13,783    Government National Mortgage Association, 8.0%, 12/        13,953
 116,283    Government National Mortgage Association, 8.0%, 4/1       120,602
  49,911    Government National Mortgage Association, 8.0%, 4/1        51,764
  73,244    Government National Mortgage Association, 8.0%, 8/1        74,837
  14,726    Government National Mortgage Association, 8.5%, 12/        15,239
  29,742    Government National Mortgage Association, 8.5%, 9/1        30,778
19,000,000  U.S. Treasury Bond, 2.25%, 2/15/07                     18,623,705
1,000,000   U.S. Treasury Bond, 2.5%, 9/30/06                         991,641
 950,000    U.S. Treasury Bond, 3.25%, 8/15/08                        914,969
 700,000    U.S. Treasury Bond, 3.375%, 9/15/09                       665,410
 200,000    U.S. Treasury Bond, 4.0%, 2/15/14                         185,945
 250,000    U.S. Treasury Bond, 4.0%, 6/15/09                         242,861
 503,240    U.S. Treasury Inflation Notes, 2.0%, 1/15/16              483,995
1,006,440   U.S. Treasury Inflation Protected Security, 2.375%,     1,008,563
1,050,000   U.S. Treasury Note, 3.125%, 4/15/09                       997,295
 750,000    U.S. Treasury Note, 3.375%, 2/15/08                       729,727
 250,000    U.S. Treasury Note, 3.5%, 5/31/07                         246,133
7,000,000   U.S. Treasury Note, 3.625%, 6/15/10                     6,647,536
 800,000    U.S. Treasury Note, 3.625%, 6/30/07                       787,656
1,000,000   U.S. Treasury Note, 3.75%, 3/31/07                        988,945
2,000,000   U.S. Treasury Note, 4.0%, 2/15/15                       1,844,140
 750,000    U.S. Treasury Note, 4.25%, 11/15/14                       705,879
5,750,000   U.S. Treasury Strip Principal., 0%, 5/15/07             5,480,871
                                                              $   117,707,701
            Total Government                                  $   117,707,701
            (Cost   $119,415,247)                             $   117,707,701

            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
            (Cost   $119,415,247)                             $   117,707,701

            TOTAL INVESTMENT IN SECURITIES - 98.8%
            (Cost   $186,866,939)(a)                          $   183,775,199

            OTHER ASSETS AND LIABILITIES - 1.2%               $     2,282,597

            TOTAL NET ASSETS - 100.0%                         $   186,057,796


        144ASecurity is exempt from registration under Rule 144A of the Secur


        (a) At May 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $186,866,939 was as follows:

            Aggregate gross unrealized gain for all investments in
            which there is an excess of value over tax cost   $        65,380

            Aggregate gross unrealized loss for all investments in
            which there is an excess of tax cost over value       (3,153,202)

            Net unrealized gain                               $   (3,087,822)


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Short Term Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 31, 2006

* Print the name and title of each signing officer under his or her signature.